Cover	Mar. 21, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Mar. 21, 2022
Entity File Number	001-32501
Entity Registrant Name	REED’S, INC.
Entity Central Index Key	0001140215
Entity Tax Identification Number	35-2177773
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	(203)
Local Phone Number	890-0557
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.0001 par value per share
Trading Symbol	REED
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false